SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Total derivatives	$ 156	$ 42
Other Accounts Receivable and Prepaid Expenses [Member]
ASSETS
Derivatives not designated as hedging	140	54
Liabilities:
Foreign exchange option contracts	16	0
Accrued Expenses and Other Accounts Payable [Member]
Liabilities:
Foreign exchange option contracts	$ 0	$ (12)